November 20, 2014

U. S. Securities & Exchange Commission
100 F Street, N. E.
Washington, DC 20549

RE:	Vanguard Fixed Income Securities Funds (the Trust)
File No. 2-47371

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information contained in the supplement dated November 14, 2014, filed pursuant to Rule 497(e), for the above-mentioned Trust.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

cc: Asen Parachkevov.
U. S. Securities and Exchange Commission